Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	150,000,000	150,000,000
Common stock, shares, issued	97,194,732	93,143,542
Common stock, shares outstanding	97,194,732	93,143,542